Trading Properties (Tables)	12 Months Ended
Jun. 30, 2023
Schedule of trading properties
	Completed properties	Properties under development (i)	Undeveloped sites	Total
At June 30, 2021	427	2,835	2,953	6,215
Additions	-	1,015	80	1,095
Currency translation adjustment	-	(338)	-	(338)
At June 30, 2022	427	3,512	3,033	6,972
Additions	30	144	143	317
Currency translation adjustment	-	15	-	15
Transfers	147	-	(579)	(432)
Disposals	(11)	(427)	(255)	(693)
At June 30, 2023	593	3,244	2,342	6,179
	June 30, 2023	June 30, 2022
Non-current	6,035	6,556
Current	144	416
Total	6,179	6,972

(i)

Includes Zetol and Vista al Muelle plots of land, which have been mortgaged to secure Group's borrowings. The net book value amounted to ARS 3,243 and ARS 3,512 as of June 30, 2023 and 2022, respectively. Additionally, the Group has contractual obligations not provisioned related to these plots of lands committed when certain properties were acquired or real estate projects were approved, and amount to ARS 1,634 and ARS 2,054, respectively. 4 of the 6 units received for the Tower 1, built on plot 2, were sold, and the infrastructure work concerning sectors A and B of the property, which includes, among others, the coastal road, roundabouts, lights, landfills and storm and sewage connections for an amount of about USD 3.2 MM. Likewise, the exchange of Plot 2 was signed with the same developer of Plot 1, beginning the works at the end of 2022.